Contract revenues, Anti-Abeta Antibody in AD - 2006 Agreement with Genentech (Details) SFr in Thousands, $ in Millions	12 Months Ended			36 Months Ended	194 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr) payment	Dec. 31, 2022 USD ($) payment	Dec. 31, 2022 USD ($)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 USD ($)
Contract revenues
Revenue from contracts with customers | SFr	SFr 3,935	SFr 0	SFr 15,431
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member]
Contract revenues
Period to provide notice of termination of agreement	3 months
Cumulative payments received	SFr 70,100				SFr 70,100		$ 65
Milestone payment received					SFr 38,200	$ 40
Up-front consideration received								SFr 31,600	$ 25
Number of milestone payments received | payment					3	3
Revenue from contracts with customers | $				$ 0
Collaborative agreement, upfront payments received					SFr 31,600	$ 25
Collaborative agreement, Notice of contract termination period in case of material breach of contract	90 days
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member] | Clinical milestones achieved prior to 1 January 2017
Contract revenues
Milestone payment received					38,200	$ 40
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member] | Minimum
Contract revenues
Total potential collaboration agreement value	SFr 317,000				317,000		340
Total potential collaboration agreement value remaining	SFr 256,400				SFr 256,400		$ 275